Product Warranties and Recalls and Other Safety Measures (Tables)	12 Months Ended
Mar. 31, 2015
Net Changes in Liabilities for Quality Assurances

The net changes in liabilities for quality assurances above for the years ended March 31, 2013, 2014 and 2015 consist of the following:

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Liabilities for quality assurances at beginning of year	839,834	1,003,023	1,154,021
Payments made during year	(344,279)	(383,572)	(509,488)
Provision for quality assurances	491,542	524,442	686,006
Changes relating to pre-existing quality assurances	(8,383)	(7,248)	(25,619)
Other	24,309	17,376	23,996

Liabilities for quality assurances at end of year	1,003,023	1,154,021	1,328,916

Net Changes in Liabilities for Recalls and Other Safety Measures which are Comprised in Liabilities for Quality Assurances

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2013, 2014 and 2015.

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Liabilities for recalls and other safety measures at beginning of year	468,697	566,406	680,475
Payments made during year	(180,925)	(207,652)	(357,447)
Provision for recalls and other safety measures	270,883	315,574	421,618
Other	7,751	6,147	10,404

Liabilities for recalls and other safety measures at end of year	566,406	680,475	755,050